Commitments and Contingencies (Contractual Obligations and Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Loss Contingencies [Line Items]
Less than 1 year	$ 55
1-3 years	0
Total	55
LifeSci Advisors, LLC [Member]
Loss Contingencies [Line Items]
Less than 1 year	55
1-3 years	0
Total	$ 55